Intangible Assets - Intangible Assets,Other Than Goodwill,Amortisation Allocation (Detail) - MXN ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Amortisation, intangible assets other than goodwill	$ 497	$ 533
Cost of goods sold [member]
Statement [line items]
Amortisation, intangible assets other than goodwill	12	14
Administrative expenses [member]
Statement [line items]
Amortisation, intangible assets other than goodwill	394	394
Selling expenses [member]
Statement [line items]
Amortisation, intangible assets other than goodwill	$ 91	$ 125